Exchange differences (net) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Exchange Differences
Revenue with Exchange Variations	R$ 170,221,459	R$ 196,480,319	R$ 78,578,786
Expenses with Exchange Variations	(169,675,569)	(198,482,605)	(103,279,748)
Total	R$ (545,890)	R$ 2,002,286	R$ 24,700,962